UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4215

DREYFUS GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS GNMA FUND, INC.

Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Bonds and Notes - 95.8%	Amount($)	Value($)

U.S. Government Agencies/Mortgage-Backed - 90.0%

Government National Mortgage Association I:
5%	137,385,000 a	135,280,262
5%, 5/15/2033-7/15/2034	8,182,918	8,070,115
5.5%, 6/15/2020-9/15/2035	177,874,068	178,828,032
6%	13,250,000 a	13,581,250
6%, 10/15/2019-9/15/2034	40,410,117	41,469,706
6.5%, 9/15/2008-6/15/2032	8,233,105	8,508,599
7%, 11/15/2022-12/15/2022	23,355	24,560
7.5%, 12/15/2006-5/15/2026	9,549,192	10,124,399
8%, 4/15/2008-12/15/2022	4,378,444	4,653,404
8.5%, 7/15/2008-12/15/2022	3,510,821	3,810,444
9%, 1/15/2019-12/15/2022	2,720,087	2,964,822
9.5%, 3/15/2018-11/15/2024	680,473	753,208
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	4,260,000	4,286,676
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	3,318,948	3,225,884
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	3,500,000	3,428,180
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	3,492,752	3,413,784
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	8,270,922	8,087,872
Ser. 2005-42, Cl. A, 4.045%, 5/16/2021	7,200,000	7,030,125
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026	5,104,795	4,974,573
Ser. 2005-52, Cl. A, 4.287%, 1/16/2030	2,569,269	2,514,904
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023	3,077,295	3,024,581
		448,055,380

Government National Mortgage Association II:
4.375%, 2/20/2027-6/20/2032	7,054,211 b	7,064,279
4.5%, 7/20/2030-1/20/2034	13,710,145 b	13,668,320
4.75%, 9/20/2027	15,114 b	15,181
5%, 9/20/2033-1/20/2036	61,303,672	60,123,331
5.5%	8,578,000 a	8,584,701
5.5%, 1/20/2034-1/20/2036	73,198,276	73,312,466
6%, 12/20/2028-12/20/2035	39,942,660	40,819,975
6.5%, 5/20/2031-7/20/2031	1,485,993	1,544,036
7%, 4/20/2024-4/20/2032	15,755,856	16,466,358
7.5%, 9/20/2030	246,690	257,867
9.5%, 9/20/2017-2/20/2025	173,572	190,789
		222,047,303

Federal Home Loan Mortgage Corp.:
5%, 3/1/2020	1,348,666	1,333,062
Stripped Security, Interest Only Class,
Ser. 2630, Cl. IE, 5%, 12/15/2025	2,989,900 c	437,632
		1,770,694

Federal National Mortgage Association:
6%	41,250,000 a	42,152,137
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	1,875,903	1,710,475

Ser. 2004-58, Cl. LJ, 5%, 7/25/2034	5,205,443		5,192,586
Whole Loan,
Ser. 2001-W1, Cl. AF6, 6.902%, 7/25/2031	4,030,820		4,020,545
			53,075,743

Total U.S. Government Agencies/Mortgage-Backed			724,949,120

Asset-Backed Ctfs./Commercial - .1%
Long Beach Asset,
Ser. 2004-6, Cl. N1, 4.5%, 2034	993,362	d	991,513

Asset-Backed Ctfs./Home Equity Loans - .6%
Equivantage Home Equity Loan Trust,
Ser. 1997-1, Cl. A4, 7.775%, 2028	1,289,841		1,286,567
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7, 6.265%, 2029	3,976,489		3,995,258
			5,281,825

Residential Mortgage Pass-Through Ctfs. - 3.3%
Countrywide Home Loans,
Ser. 2002-35, Cl. 1A5, 5%, 2018	1,960,684		1,924,435
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 2034	7,669,050		7,736,731
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2, 3.554%, 2034	9,695,170	b	9,539,718
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	2,225,000		2,184,460
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	5,006,871	d	5,065,667
			26,451,011

U.S. Government - 1.8%
U.S. Treasury Inflation Protected Securities,
1.625%, 1/15/2015	13,213,307	e	12,815,628
U.S. Treasury Notes,
4%, 6/15/2009	1,500,000	f	1,477,260
			14,292,888

Total Bonds and Notes
(cost $776,991,356)			771,966,357

Short-Term Investments- 28.6%

U.S. Treasury Bills:
3.88%, 2/9/2006	3,000,000		2,997,510
3.92%, 2/16/2006	15,000,000		14,975,100
3.8%, 3/9/2006	150,000	f	149,376
3.87%, 3/16/2006	12,000,000		11,940,840
3.87%, 3/30/2006	125,000,000		124,176,250
4.02%, 4/6/2006	7,000,000		6,947,990
4.27%, 4/20/2006	25,000,000		24,769,000
4.31%, 4/27/2006	45,000,000		44,545,500

Total Short-Term Investments
(cost $230,561,679)			230,501,566

Other Investment- 1.3%		Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $10,193,000)	10,193,000 g	10,193,000

Total Investments (cost $1,017,746,035)		125.7%	1,012,660,923

Liabilities, Less Cash and Receivables		-25.7%	(206,880,833)

Net Assets		100.0%	805,780,090

a	Purchased on a forward commitment basis.
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006,
	these securities amounted to $6,057,180 or .8% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Fully or partially held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS GNMA FUND, INC.

Statement of Financial Futures
January 31, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	76	8,241,250	March 2006	(45,125)

Financial Futures Short
U.S. Treasury 5 Year Notes	241	25,481,984	March 2006	183,984
				138,859

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006